Maturities of interest-bearing time deposits (Details) (USD $)	Dec. 31, 2013
Maturities of interest-bearing time deposits
Maturities of interest-bearing time deposits in 2014	$ 185,687
Maturities of interest-bearing time deposits in 2015	25,422
Maturities of interest-bearing time deposits in 2016	14,712
Maturities of interest-bearing time deposits in 2017	7,120
Maturities of interest-bearing time deposits in 2018	5,893
Maturities of interest-bearing time deposits Total	$ 238,834
Number of domestic offices	16